Intangible Assets - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 3,686,000	£ 3,122,000
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	3,400,000	3,000,000
Intangible assets, acquired	500,000
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	300,000	£ 100,000
Intangible assets, acquired	£ 200,000